UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sun Valley Gold LLC

Address:  620 Sun Valley Road
          P.O. Box 2759
          Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Corporation, the Managing Member
Phone:  208-726-2399

Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo        Sun Valley, Idaho                 8/16/04
   --------------------        -------------------               -------
       [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $17,927
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

                                                     FORM 13F INFORMATION TABLE

Sun Valley Gold LLC
13F Securities
30-Jun-04
       COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7            COLUMN 8
                                                     VALUE     SHRS OR   SH/  PUT/  INVSTMNT        OTHER         VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS    CUSIP    (X 1000)    PRN AMT   PRN  CALL  DSCRTION      MANAGERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Agnico Eagle Mines Ltd       COM        008474108      3,774    285,700  SH           SOLE          NONE      285,700
Anglogold Ashanti Ltd        ADR        035128206     21,123    656,822  SH           SOLE          NONE      656,822
Apollo Gold Corp             COM        03761E102      2,058  1,500,000  SH           SOLE          NONE    1,500,000
Aurizon Mines Ltd            COM        05155P106      1,859  1,600,000  SH           SOLE          NONE    1,600,000
Bema Gold Corp               COM        08135F107      2,469    907,760  SH           SOLE          NONE      907,760
Compania de Minas
  Buenaventu            Sponsored ADR   204448104      7,428    336,100  SH           SOLE          NONE      336,100
Coeur D Alene Mines
  Corp IDA                   COM        192108108         97     23,873  SH           SOLE          NONE       23,873
Crystallex Intl Corp         COM        22942F101      3,607  1,460,400  SH           SOLE          NONE    1,460,400
Cumberland Res Ltd           COM        23077R100      4,713  3,096,800  SH           SOLE          NONE    3,096,800
Eldorado Gold Corp NEW       COM        284902103      1,021    392,500  SH           SOLE          NONE      392,500
Freeport-Mcmoran
  Copper & Go                CL B       35671D857      5,216    157,350  SH           SOLE          NONE      157,350
Glamis Gold Ltd              COM        376775102         93      5,300  SH           SOLE          NONE        5,300
Gold Fields Ltd. NEW    Sponsored ADR   38059T106      8,407    799,950  SH           SOLE          NONE      799,950
Gold Resv Inc                CL A       38068N108      1,809    588,400  SH           SOLE          NONE      588,400
Golden Star Res Ltd
  CDA                        COM        38119T104        611    131,700  SH           SOLE          NONE      131,700
Harmony Gold Mng Ltd    Sponsored ADR   413216300        105      9,900  SH           SOLE          NONE        9,900
Hecla Mng Co                 COM        422704106         44      7,660  SH           SOLE          NONE        7,660
Ivanhoe Mines Ltd            COM        46579N103      8,745  1,620,000  SH           SOLE          NONE    1,620,000
Kinross Gold Corp           COM NEW     496902206     20,145  3,623,234  SH           SOLE          NONE    3,623,234
Meridian Gold Inc            COM        589975101      1,297    100,000  SH           SOLE          NONE      100,000
Metallica Res Inc            COM        59125J104  2,610,286  2,720,000  SH           SOLE          NONE    2,720,000
Miramar Mining Corp          COM        60466E100      3,751  3,233,600  SH           SOLE          NONE    3,233,600
Newmont Mining Corp          COM        651639106      4,233    109,200  SH           SOLE          NONE      109,200
Placer Dome Inc              COM        725906101      2,855    171,600  SH           SOLE          NONE      171,600
Randgold Res Ltd             ADR        752344309     22,316  2,530,110  SH           SOLE          NONE    2,530,110
Royal Gold Inc               COM        780287108      1,858    131,155  SH           SOLE          NONE      131,155
Wheaton Riv Minerals
  Ltd                        COM        962902102      5,825  2,072,890  SH           SOLE          NONE    2,072,890
Yamana Gold Inc              COM        98462Y100      4,428  2,079,742  SH           SOLE          NONE    2,079,742
Barrick Gold Corp            COM        067901108     52,359  2,651,100  SH   CALL    SOLE          NONE       26,511
Agnico Eagle Mines Ltd       COM        008474108      3,303    250,000  SH   CALL    SOLE          NONE        2,500
Anglogold Ashanti Ltd   Sponsored ADR   035128206      8,040    250,000  SH   CALL    SOLE          NONE        2,500
Freeport-McMoran
  Copper & Go Inc            CL B       35671D857     16,575    500,000  SH   CALL    SOLE          NONE        5,000
Gold Fields Limited
  NEW                   Sponsored ADR  38059T106     21,009  1,999,000  SH   CALL    SOLE          NONE       19,990
Glamis Gold Ltd              COM        376775102        701     40,000  SH   CALL    SOLE          NONE          400
Randgold Res Ltd        Sponsored ADR   752344309      4,410    500,000  SH   CALL    SOLE          NONE        5,000
Harmony Gold Mng Ltd    Sponsored ADR   413216300     35,540  3,356,000  SH   CALL    SOLE          NONE       33,560
Meridian Gold Inc            COM        589975101      4,540    350,000  SH   CALL    SOLE          NONE        3,500
Pan American Silver
  Corp                       COM        697900108      4,142    315,000  SH   CALL    SOLE          NONE        3,150
Placer Dome Inc              COM        725906101     37,024  2,225,000  SH   CALL    SOLE          NONE       22,250
Barrick Gold Corp            COM        067901108     19,750  1,000,000  SH   PUT     SOLE          NONE       10,000
Coeur D Alene Mies
  Corp IDA                   COM        192108108      5,447  1,335,000  SH   PUT     SOLE          NONE       13,350
Freeport-Mcmoran
  Copper & Go Inc            CLB        35671D857     16,575    500,000  SH   PUT     SOLE          NONE        5,000
Gold Fields Limited
  NEW                   Sponsored ADR   38059T106      2,628    250,000  SH   PUT     SOLE          NONE        2,500
Glamis Gold Ltd              COM        376775102     19,283  1,100,000  SH   PUT     SOLE          NONE       11,000
Hecla Mng Co                 COM        422704106      6,099  1,070,000  SH   PUT     SOLE          NONE       10,700
Newmont Mining Corp          COM        651639106     45,737  1,180,000  SH   PUT     SOLE          NONE       11,800
Pan American Silver
  Corp                       COM        697900108     14,860  1,130,000  SH   PUT     SOLE          NONE       11,300
Apex Silver Mines Ltd        ORD        G04074103      5,115    300,000  SH   PUT     SOLE          NONE        3,000
Alcan Inc                    COM        013716105      1,035     25,000  SH           SHARED-OTHER                      25,000
Anglogold Ashanti            ADR        035128206      1,528     47,500  SH           SHARED-OTHER                      47,500
Apollo Gold Corp             COM        03761E102        521    379,700  SH           SHARED-OTHER                     379,700
Aurizon Mines Ltd            COM        05155P106        451    387,800  SH           SHARED-OTHER                     387,800
BHP Billiton Ltd        Sponsored ADR   088606108        876     50,000  SH           SHARED-OTHER                      50,000
Cambior Inc                  COM        13201L103        265    100,000  SH           SHARED-OTHER                     100,000
Cameco Corp                  COM        13321L108        585     10,000  SH           SHARED-OTHER                      10,000
Consol Energy Inc            COM        2085P109         360     10,000  SH           SHARED-OTHER                      10,000
Crystallex Intl Corp         COM        22942F101        247    100,000  SH           SHARED-OTHER                     100,000
Freeport-McMoran
  Copper & Go                CL B        35671D857      1,989     60,000  SH           SHARED-OTHER                      60,000
Gold Fields Ltd NEW     Sponsored ADR   38059T106      1,314    125,000  SH           SHARED-OTHER                     125,000
Iamgold Corp                 COM        450913108        558    100,000  SH           SHARED-OTHER                     100,000
Ivanhoe Mines Ltd            COM        46579N103      1,405    260,300  SH           SHARED-OTHER                     260,300
Lihir Gold Ltd          Sponsored ADR   532349107        282     20,000  SH           SHARED-OTHER                      20,000
Miramar Mining Corp          COM        60466E100        766    660,000  SH           SHARED-OTHER                     660,000
Northern Orion Res Inc       COM        665575106      1,140    495,500  SH           SHARED-OTHER                     495,500
Pan American Silver
  Corp                       COM        697900108        526     40,000  SH           SHARED-OTHER                      40,000
Peabody Energy Corp          COM        704549104        560     10,000  SH           SHARED-OTHER                      10,000
Southern Peru Copper
  Corp                       COM        843611104      1,182     28,600  SH           SHARED-OTHER                      28,600
Titanium Metals Corp         COM        888339207        555      6,000  SH           SHARED-OTHER                       6,000
Valence Technology Inc       COM        918914102        343    100,000  SH           SHARED-OTHER                     100,000
WMC Res Ltd             Sponsored ADR   92928R106        229     16,600  SH           SHARED-OTHER                      16,600
Wheaton Riv Minerals
  Ltd                        COM        962902102        281    100,000  SH           SHARED-OTHER                     100,000
Yamana Gold Inc              COM        98462Y100        929    436,125  SH           SHARED-OTHER                     436,125

                                        TOTAL:        17,927

00964.0003 #505624